UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 123110

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greylin Investment Management Inc
Address: 5068 W Plano Parkway Suite 277

         Plano, TX  75093

13F File Number:  28-06705

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      D. Gregory Parkinson
Title:     President
Phone:     9729314808

Signature, Place, and Date of Signing:

     D. Gregory Parkinson     Plano, TX     January 27, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     46

Form13F Information Table Value Total:     $183,474 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     1896    39570 SH       SOLE                    39570
Accuray Inc                    COM                              59     8675 SH       SOLE                     8675
American Express               COM              025816109      146     3400 SH       SOLE                     3400
Amgen Inc                      COM                             754    13735 SH       SOLE                    13735
AT&T                           COM              001957109       19      662 SH       SOLE                      662
Automatic Data Processing      COM              053015103      241     5200 SH       SOLE                     5200
Berkshire Hathaway Cl A 1/100t COM                             241      200 SH       SOLE                      200
Berkshire Hathaway Class B     COM              084670207    46096   575403 SH       SOLE                   575403
BP plc ADR                     COM              055622104      110     2500 SH       SOLE                     2500
Bristol-Myers Squibb           COM              110122108      724    27325 SH       SOLE                    27325
Caterpillar Inc                COM              149123101      234     2500 SH       SOLE                     2500
Central Fund of Canada Cl A                     153501101    10651   513775 SH       SOLE                   513775
Chevron                        COM              166764100       27      300 SH       SOLE                      300
cisco Systems                  COM              17275R102      291    14400 SH       SOLE                    14400
Coca Cola                      COM              191216100    12770   194155 SH       SOLE                   194155
ConocoPhillips                 COM              20825C104     6932   101790 SH       SOLE                   101790
Diageo PLC ADR                 COM                             141     1900 SH       SOLE                     1900
Dominion Resources Black Warri COM              25746Q108     1537    99475 SH       SOLE                    99475
Duke Energy                    COM              264399106       73     4100 SH       SOLE                     4100
Enterprise Prods Ptn           COM                             254     6100 SH       SOLE                     6100
Exxon Mobil                    COM              30231G102    19991   273405 SH       SOLE                   273405
First Industrial Realty        COM                             494    56400 SH       SOLE                    56400
General Electric               COM              369604103      434    23743 SH       SOLE                    23743
Home Depot                     COM              437076102     6017   171625 SH       SOLE                   171625
Honeywell Intl                 COM              438516106      498     9373 SH       SOLE                     9373
Illinois Tool Works            COM                             471     8825 SH       SOLE                     8825
Int'l Business Machines        COM              459200101      919     6260 SH       SOLE                     6260
Johnson & Johnson              COM              478160104    12529   202578 SH       SOLE                   202578
Kraft Foods Cl A               COM                            4564   144852 SH       SOLE                   144852
Lilly Eli & Company            COM              532457108     9241   263730 SH       SOLE                   263730
Lowe's Companies               COM              548661107      955    38060 SH       SOLE                    38060
M&T Bank                       COM                             218     2500 SH       SOLE                     2500
McDonalds Corp                 COM              580135101      114     1480 SH       SOLE                     1480
Medtronic Inc                  COM                             380    10250 SH       SOLE                    10250
Merck & Co                     COM              589331107    15105   419105 SH       SOLE                   419105
Pepsico                        COM              713448108     1199    18352 SH       SOLE                    18352
Philip Morris Int'l            COM                             254     4332 SH       SOLE                     4332
Procter & Gamble               COM              742718109      814    12650 SH       SOLE                    12650
Texas Instruments              COM              882508104       16      500 SH       SOLE                      500
U S Bancorp                    COM              902973304     6217   230525 SH       SOLE                   230525
United States Natural Gas Fund                                2043   340988 SH       SOLE                   340988
USG Corp                       COM              903293405    11467   681318 SH       SOLE                   681318
Wells Fargo & Co               COM              949746101     5722   184645 SH       SOLE                   184645
YUM! Brands                    COM              895953107      245     5000 SH       SOLE                     5000
Zimmer Holdings                COM                             371     6915 SH       SOLE                     6915